Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Material Accounting Policies
Summary of financial instruments under IFRS 9

Financial Instrument	Classification
Cash	Amortised cost
Restricted cash	Amortised cost
Financial asset - FID	Fair value through profit or loss
Investment in Aqualung Carbon Capture SA	Fair value through profit or loss
Accounts payable	Amortised cost